Share - Based Payment - Model Inputs for STI Performance Rights Granted (Detail) - Short Term Incentives Performance Rights [member] - $ / shares						12 Months Ended
	Oct. 02, 2020	Jan. 02, 2020	Nov. 01, 2019	Oct. 03, 2019	Sep. 28, 2018	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2019
Disclosure of other equity instruments [line items]
Grant date						October 27, 2020	November 1, 2019	November 16, 2018
Share price at grant date	$ 0.235	$ 0.260	$ 0.280	$ 0.260	$ 0.047	$ 0.255	$ 0.280	$ 0.039
Expected price volatility of the Company's shares	88.00%	59.00%	63.00%	61.00%	78.00%	92.00%	63.00%	76.00%
Expected dividend yield
Risk-free interest rate	0.12%	0.88%	0.78%	0.61%	2.02%	0.14%	0.78%	1.96%